2. ACQUISITION OF SUBSIDIARY UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Income	$ 132,028	$ 72,773	$ 20,023
Interest expense	39,606	24,806	14,530
Interest expense, related parties	6,231	6,109	1,991
Property and management cost	16,515	17,636	17,360
Selling and marketing	13,508	3,360	1,558
General and administrative	25,945	16,979	13,353
Income (loss) from continuing operations before income taxes	3,290	(12,295)	(36,649)
Income tax provision (benefit)	1,286	(2,863)	(7,309)
Income (loss) from continuing operations	2,004	(9,432)	(29,340)
Net income (loss)	$ 2,169	$ (1,227)	$ (2,852)
Earnings (loss) per share
Basic: Continuing operations	$ 0.08	$ (0.40)	$ (1.24)
Basic: Discontinued operations	0.01	0.35	1.12
Basic: Earnings Per Share	0.09	(0.05)	(0.12)
Diluted: Continuing operations	0.08	(0.40)	(1.24)
Diluted: Discontinued operations	0.01	0.35	1.12
Diluted: Earnings Per Share	$ 0.09	$ (0.05)	$ (0.12)
Fincera
Total Income		$ 56,311	$ 5,375
Interest expense		16,694	7,292
Interest expense, related parties		7,006	1,409
Property and management cost		2,063	2,532
Selling and marketing		2,400	488
General and administrative		11,620	5,494
Income (loss) from continuing operations before income taxes		350	(19,720)
Income tax provision (benefit)		274	(3,398)
Income (loss) from continuing operations		76	(16,322)
Net income (loss)		$ 8,281	$ 10,166
Earnings (loss) per share
Basic: Continuing operations		$ 0.003	$ (0.69)
Basic: Discontinued operations		0.35	1.12
Basic: Earnings Per Share		0.35	0.43
Diluted: Continuing operations		0.003	(0.68)
Diluted: Discontinued operations		0.34	1.11
Diluted: Earnings Per Share		$ 0.34	$ 0.43
Eastern Eagle
Total Income		$ 18,634	$ 15,597
Interest expense		8,112	7,238
Interest expense, related parties		71	582
Property and management cost		15,573	14,828
Selling and marketing		960	1,070
General and administrative		6,563	8,808
Income (loss) from continuing operations before income taxes		(12,645)	(16,929)
Income tax provision (benefit)		(3,137)	(3,911)
Income (loss) from continuing operations		(9,508)	(13,018)
Net income (loss)		$ (9,508)	$ (13,018)
Earnings (loss) per share
Basic: Continuing operations		$ (0.40)	$ (0.55)
Basic: Discontinued operations		0.00	0.00
Basic: Earnings Per Share		(0.40)	(0.55)
Diluted: Continuing operations		(0.40)	(0.55)
Diluted: Discontinued operations		0.00	0.00
Diluted: Earnings Per Share		$ (0.40)	$ (0.55)
Adjustments/Elimination
Total Income		$ (2,172)	$ (949)
Interest expense		0	0
Interest expense, related parties		(968)	0
Property and management cost		0	0
Selling and marketing		0	0
General and administrative		(1,204)	(949)
Income (loss) from continuing operations before income taxes		0	0
Income tax provision (benefit)		0	0
Income (loss) from continuing operations		0	0
Net income (loss)		$ 0	$ 0
Earnings (loss) per share
Basic: Continuing operations		$ 0.00	$ 0.00
Basic: Discontinued operations		0.00	0.00
Basic: Earnings Per Share		0.00	0.00
Diluted: Continuing operations		0.00	(0.01)
Diluted: Discontinued operations		0.01	0.01
Diluted: Earnings Per Share		$ 0.01	$ 0.00